UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Act II Management, L.P.
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Address:    444 Madison Avenue 17th Floor
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            New York, New York 10022
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:      028-13250
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Dennis H. Leibowitz
           --------------------------------------------------
Title:       Principal
           --------------------------------------------------
Phone:       212-247-2990
           --------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Dennis H. Leibowitz            New York, New York       August 14, 2009
-----------------------------      -------------------      ----------------
[Signature]                          [City, State]           [Date]


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:               0
                                               -------------

Form 13F Information Table Entry Total:          26
                                               -------------

Form 13F Information Table Value Total:         $143,489
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. 13F File Number Name

NONE

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

                                                                 FORM13FINFORMATIONTABLE
COLUMN 1                            COLUMN 2      COLUMN3     COLUMN 4   COLUMN 5             COLUMN 6  COLUMN 7      COLUMN 8

                                                              VALUE     SHRS OR  SH/  PUT/  INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                   TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE SHARED NONE
----------------------------------------------------------------------------------------------------------------------------------

AUTOMATIC DATA PROCESSING IN     COM              053015103    6,202      175,000  SH       SOLE                 175,000

CABLEVISION SYS CORP             CL A NY CABLVS   12686C109    4,853      250,000  SH       SOLE                 250,000

DG FASTCHANNEL INC               COM              23326R109    8,012      437,819  SH       SOLE                 437,819

DISCOVERY COMMUNICATNS NEW       COM SER A        25470F104    4,270      189,700  SH       SOLE                 189,700

EARTHLINK INC                    COM              270321102   11,254    1,518,700  SH       SOLE               1,518,700

GAMESTOP CORP NEW                CL A             36467W109    2,751      125,000  SH       SOLE                 125,000

GOOGLE INC                       CL A             38259P508   11,826       28,050  SH       SOLE                  28,050

LAS VEGAS SANDS CORP             COM              517834107    3,478      442,500  SH       SOLE                 442,500

LEAP WIRELESS INTL INC           COM NEW          521863308    6,910      209,834  SH       SOLE                 209,834

LIBERTY MEDIA CORP NEW           CAP COM SER A    53071M302    6,916      510,000  SH       SOLE                 510,000

LIBERTY MEDIA CORP NEW           ENT COM SER A    53071M500   11,134      417,000  SH       SOLE                 417,000

LINCOLN EDL SVCS CORP            COM              533535100      977       46,675  SH       SOLE                   46,675

MEDIACOM COMMUNICATIONS CORP     CL A             58446K105    6,448    1,261,917  SH       SOLE                1,261,917

NEUTRAL TANDEM INC               COM              64128B108   12,051      408,222  SH       SOLE                  408,222

NTELOS HLDGS CORP                COM              67020Q107    4,938      268,067  SH       SOLE                  268,067

QWEST COMMUNICATIONS INTL IN     COM              749121109    7,968    1,920,000  SH       SOLE                1,920,000

SPRINT NEXTEL CORP               COM SER 1        852061100      397       82,600  SH  CALL SOLE                   82,600

SALARY COM INC                   COM              794006106       66       21,650  SH       SOLE                   21,650

SBA COMMUNICATIONS CORP          COM              78388J106    4,074      166,000  SH       SOLE                  166,000

SHUTTERFLY INC                   COM              82568P304      349       25,000  SH       SOLE                   25,000

STRAYER ED INC                   COM              863236105    9,815       45,000  SH       SOLE                   45,000

SWITCH & DATA FACILITIES COM     COM              871043105    5,675      483,811  SH       SOLE                  483,811

TIME WARNER INC                  COM NEW          887317303   11,999      476,333  SH       SOLE                  476,333

TIME WARNER CABLE INC            COM              88732J207      333       10,500  SH       SOLE                   10,500

TRUEBLUE INC                     COM              89785X101       84       10,000  SH       SOLE                   10,000

VIRGIN MOBILE USA INC            CL A             92769R108      709      176,381  SH       SOLE                  176,381
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